UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

	AAM S&P 500 High Dividend Value ETF
	Schedule of Investments
	January 31, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Consumer Discretionary - 9.1%
4,321	Ford Motor Company	$47,401
1,917	H&R Block, Inc.	50,877
772	Kohl’s Corporation	50,003
1,917	Macy’s, Inc.	49,746
680	Target Corporation	51,150
		249,177
	Consumer Staples - 9.4%
1,216	Archer-Daniels-Midland Company	52,227
1,105	Campbell Soup Company	51,438
644	CVS Health Corporation	50,676
872	General Mills, Inc.	51,003
411	J.M. Smucker Company	52,152
		257,496
	Energy - 9.2%
589	Exxon Mobil Corporation	51,420
727	Marathon Petroleum Corporation	50,359
858	ONEOK, Inc.	50,502
535	Valero Energy Corporation	51,344
1,573	Williams Cos, Inc.	49,376
		253,001
	Financials - 9.0%
3,230	Huntington Bancshares, Inc.	52,261
963	MetLife, Inc.	46,292
3,588	Navient Corporation	51,129
704	Principal Financial Group, Inc.	47,590
418	Prudential Financial, Inc.	49,667
		246,939
	Health Care - 9.5%
495	AbbVie, Inc.	55,549
274	Amgen, Inc.	50,978
697	Cardinal Health, Inc.	50,037
641	Gilead Sciences, Inc.	53,716
1,414	Pfizer, Inc.	52,374
		262,654
	Industrials - 9.6%
156	Boeing Company	55,282
276	Cummins, Inc.	51,888
617	Eaton Corporation PLC	51,809
1,388	Nielsen Holdings PLC	51,925
192	W.W. Grainger, Inc.	51,775
		262,679

	Information Technology - 9.6%
1,491	CA, Inc.	53,452
1,239	Cisco Systems, Inc.	51,468
315	International Business Machines Corporation	51,566
986	Seagate Technology PLC	54,427
598	Western Digital Corporation	53,210
		264,123
	Materials - 9.4%
1,254	CF Industries Holdings, Inc.	53,220
530	Eastman Chemical Company	52,565
438	LyondellBasell Industries NV	52,490
754	Nucor Corporation	50,488
760	WestRock Company	50,639
		259,402
	Real Estate - 9.3%
2,151	HCP, Inc. #	51,796
2,453	Host Hotels & Resorts, Inc. #	50,925
3,188	Kimco Realty Corporation #	50,721
314	Simon Property Group, Inc. #	51,298
931	Ventas, Inc. #	52,108
		256,848
	Telecommunication Services - 5.7%
1,407	AT&T, Inc.	52,692
2,994	CenturyLink, Inc.	53,323
963	Verizon Communications, Inc.	52,070
		158,085
	Utilities - 9.8%
4,665	AES Corporation	53,928
656	Consolidated Edison, Inc.	52,716
1,674	FirstEnergy Corporation	55,075
346	NextEra Energy, Inc.	54,813
824	WEC Energy Group, Inc.	52,983
		269,515
	TOTAL COMMON STOCKS (Cost $2,642,574)	2,739,919

	SHORT-TERM INVESTMENTS - 0.2%
4,902	Invesco Government & Agency Portfolio Short-Term Investments Trust, Institutional Class - 1.24%*	4,902
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,902)	4,902
	TOTAL INVESTMENTS - 99.8% (Cost $2,647,476)	2,744,821
	Other Assets in Excess of Liabilities - 0.2%	4,753
	NET ASSETS - 100.0%	$2,749,574

	Percentages are stated as a percent of net assets.

	# Real Estate Investment Trust (“REIT”)
	* Rate shown is the annualized seven-day yield as of January 31, 2018

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

	AAM S&P Emerging Markets High Dividend Value ETF
	Schedule of Investments
	January 31, 2018 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 93.0%
	Brazil - 3.7%
3,742	Cosan SA Industria e Comercio	$51,564
4,479	Hypermarcas SA	51,395
		102,959
	China - 12.6%
82,000	Agricultural Bank of China, Ltd.	50,323
33,000	BAIC Motor Corporation, Ltd.	51,643
58,000	Bank of Communications Company, Ltd.	50,277
117,000	China Cinda Asset Management Company, Ltd.	49,514
44,100	Chongqing Changan Automobile Company, Ltd.	49,843
82,000	Sinopec Shanghai Petrochemical Company, Ltd.	50,218
40,000	Zhejiang Expressway Company, Ltd.	47,357
		349,175
	Greece - 1.8%
2,000	Motor Oil Hellas Corinth Refineries SA	50,204

	Hong Kong - 5.5%
31,000	CITIC, Ltd.	48,909
16,000	Longfor Properties Company, Ltd.	52,267
60,500	Sino-Ocean Group Holding, Ltd.	50,046
		151,222
	Indonesia - 1.8%
251,000	Perusahaan Gas Negara Persero Tbk	48,931

	Malaysia - 3.7%
76,300	Astro Malaysia Holdings, Bhd.	50,896
5,900	British American Tobacco Malaysia, Bhd.	51,738
		102,634
	Marshall Islands - 1.9%
7,909	Costamare, Inc.	51,567

	Mexico - 5.4%
32,760	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	51,747
26,740	Kimberly-Clark de Mexico SAB de CV	50,181
58,395	Nemak SAB de CV	48,964
		150,892
	Qatar - 3.6%
5,000	Barwa Real Estate Company	52,183
1,846	Ooredoo QPSC	48,419
		100,602
	Republic of Korea - 1.7%
482	KT&G Corporation	48,071

	Russian Federation - 5.5%
34,900	Alrosa PJSC	50,552
4,189	Mobile TeleSystems PJSC - ADR	50,854
3,090	Severstal PJSC	50,475
		151,881
	South Africa - 8.9%
3,185	Barclays Africa Group, Ltd.	48,310
21,699	Life Healthcare Group Holdings, Ltd.	49,853
23,283	Netcare, Ltd.	51,081
2,830	SPAR Group, Ltd.	48,860
5,980	Truworths International, Ltd.	49,356
		247,460

	Taiwan, Province of China - 20.4%
107,000	AU Optronics Corporation	51,030
31,000	Cheng Uei Precision Industry Co Ltd.	48,874
70,000	Compal Electronics, Inc.	52,118
32,000	CTCI Corporation	49,737
20,000	Pegatron Corporation	54,211
19,000	Radiant Opto-Electronics Corporation	48,241
2,000	St Shine Optical Company, Ltd.	63,886
13,000	Taiwan Mobile Company, Ltd.	49,733
14,000	TTY Biopharm Company, Ltd.	50,196
21,000	Uni-President Enterprises Corporation	50,437
76,000	Wan Hai Lines, Ltd.	48,501
		566,964
	Thailand - 14.7%
75,000	Banpu PCL	54,598
18,700	Glow Energy PCL	50,899
27,700	Intouch Holdings PCL	50,854
137,000	Land & Houses PCL	50,741
16,300	PTT Global Chemical PCL	50,092
479,400	Quality Houses PCL	48,981
28,700	Ratchaburi Electricity Generating Holding PCL	50,170
97,000	Star Petroleum Refining PCL	51,721
		408,056
	United Arab Emirates - 1.8%
10,400	Emirates Telecommunications Group Company PJSC	50,399
	TOTAL COMMON STOCKS (Cost $2,520,312)	2,581,017

	PREFERRED STOCKS - 2.0%
	Brazil - 2.0%
23,862	Cia Energetica de Minas Gerais	56,510
	TOTAL PREFERRED STOCKS (Cost $54,595)	56,510

	EXCHANGE TRADED FUNDS - 5.2%
	United States - 5.2%
7,320	Global X MSCI Pakistan ETF	96,112
1,690	WisdomTree India Earnings Fund	48,807
	TOTAL EXCHANGE TRADED FUNDS (Cost $144,903)	144,919

	TOTAL INVESTMENTS (Cost $2,719,810) - 100.2%	2,782,446
	Liabilities in Excess of Other Assets - (0.2)%	(5,957)
	NET ASSETS - 100.0%	$2,776,489

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at January 31, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2018:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,739,919	$-	$-	$2,739,919
Short-Term Investments	4,902	-	-	4,902
Total Investments in Securities	$2,744,821	$-	$-	$2,744,821

^ See Schedule of Investments for breakout of investments by sector classifications

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,581,017	$-	$-	$2,581,017
Preferred Stocks	56,510	-	-	56,510
Exchange Traded Funds	144,919	-	-	144,919
Total Investments in Securities	$2,782,446	$-	$-	$2,782,446

^ See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)      /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date        3/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        3/23/18

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        3/23/18

* Print the name and title of each signing officer under his or her signature.